Other Current Assets, Net (Tables)	6 Months Ended
Jun. 30, 2024
Other Current Assets, Net [Abstract]
Schedule of Other Current Assets	Other current assets consisted of the following:
	As of
	June 30, 2024	December 31, 2023
	US$’000	US$’000

Custodian assets held by FTX	9,827	9,827
Deposits due from third parties	2,941	1,880
Interest receivable - fixed deposits	154	58
Others	112	5
Other current assets, gross	13,034	11,770
Less: Allowance for credit losses	(9,926)	(9,926)
Other current assets, net	3,108	1,844